Equity-method investees - Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	€ 8,639	€ 8,356	€ 7,895
Income tax expense	1,090	2,273	4,389
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	5,571	1,945	4,507
Interest income	557	1,729	1,529
Interest expense	242	692	316
Income tax expense	€ 522	€ 2,646	€ 3,111